Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line items]
Deposit	$ 665,487	$ 621,158
Purchased notes, net	2,200	2,200
Notes issued	368,969	344,388
Deposits structured liabilities	9,000	8,800
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	293,608
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	47,900	32,600
CIBC Capital Trust [member]
Disclosure Of Deposits [Line items]
Notes issued	0	300
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	233,300	215,400
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 48,700	$ 37,100